Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-04546
Entity Registrant Name	UNILEVER PLC
Entity Address, Address Line One	100 Victoria Embankment
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Incorporation, State or Country Code	X0
Entity Address, Postal Zip Code	EC4Y 0DY
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	2,629,243,772
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0000217410
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value of 3 1/9 pence per share
Trading Symbol	ULVR
Security Exchange Name	NYSE
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (evidenced by Depositary Receipts) each representing one ordinary share of the nominal amount of 3 1/9p each
Trading Symbol	UL
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	100 Victoria Embankment
Entity Address, City or Town	London
Entity Address, Country	GB
Contact Personnel Name	Maria Varsellona
City Area Code	+44
Local Phone Number	7795 562319
Entity Address, Postal Zip Code	EC4Y 0DY